Taxation on Ordinary Activities - Summary of Taxation on Ordinary Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense Income [Line Items]
Total current tax	£ 2,811	£ 2,718	£ 2,376
– adjustments in respect of prior periods	(13)	41	(43)
Deferred tax	(5,683)	(240)	(187)
– deferred tax relating to origination and reversal of temporary differences	(5,577)	(174)	(29)
Deferred tax relating to changes in tax rates	(106)	(66)	(158)
Taxation on ordinary activities	(2,872)	2,478	2,189
United Kingdom
Major Components Of Tax Expense Income [Line Items]
Total current tax	32	(3)	(25)
– current year tax expense	20	2	1
– adjustments in respect of prior periods	12	(5)	(26)
All foreign countries
Major Components Of Tax Expense Income [Line Items]
Total current tax	2,779	2,721	2,401
– current year tax expense	2,804	2,675	2,418
– adjustments in respect of prior periods	£ (25)	£ 46	£ (17)